Intangible Assets - Significant Intangible Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 3,526	€ 2,144
Customer relationships | Sybase
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 131	179
Customer relationships | Sybase | Lowest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	2 years
Customer relationships | Sybase | Highest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	4 years
Customer relationships | SuccessFactors
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 184	225
Remaining Useful Life (in years)	6 years
Customer relationships | Ariba
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 273	323
Customer relationships | Ariba | Lowest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	6 years
Customer relationships | Ariba | Highest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	8 years
Customer relationships | Concur
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 955	1,033
Customer relationships | Concur | Lowest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	11 years
Customer relationships | Concur | Highest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	15 years
Customer relationships | Callidus
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 336	384
Customer relationships | Callidus | Lowest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	9 years
Customer relationships | Callidus | Highest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	13 years
Customer relationships | Qualtrics
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 1,152	0
Customer relationships | Qualtrics | Lowest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	13 years
Customer relationships | Qualtrics | Highest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	18 years
Acquired technologies | Qualtrics
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 495	€ 0
Remaining Useful Life (in years)	6 years